DEFERRED REVENUES AND DEFERRED COSTS (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
Remaining performance obligations	$ 78,045
Remaining performance obligations next twelve months	$ 42,890
Revenue remaining performance obligation percentage	55.00%